Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash at banks - current	€ 3,962	€ 3,369
Cash at banks - non-Current	0	0
Cash at banks	3,962	3,369
Time deposits - current	1,659	2,130
Time deposits - non-current	0	0
Time Deposits	1,659	2,130
Money market and other funds - current	3,991	2,478
Money market and other funds - non-current	0	0
Money market and other funds	3,991	2,478
Debt securities - current	0	150
Debt securities - non-current	0	0
Debt securities	0	150
Expected credit loss allowance, current	(3)	(3)
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	(3)
Cash And Cash Equivalents Current	9,609	8,124
Cash And Cash Equivalents Non Current	0	0
Cash and cash equivalents	€ 9,609	€ 8,124	€ 9,008	€ 8,898